Principal Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel www.principal.com

November 22, 2016

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#187) was filed electronically with the Securities and Exchange Commission on November 18, 2016 (Accession #  0000898745-16-001609).
If you have any questions regarding this filing, please call me at 515-235-1209 or Jennifer Block at 515-235-9154.
Very truly yours,
/s/ Britney L. Schnathorst
Britney L. Schnathorst
Assistant Counsel
Principal Funds, Inc.